Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Communication Services: 3.7%
6,534	(1)	Altice USA, Inc.	$22,346	0.0
16,337	(1)	AMC Entertainment Holdings, Inc.	81,848	0.0
182		Cable One, Inc.	127,764	0.0
7,920	(1)	Dish Network Corp. - Class A	73,894	0.0
8,643		Electronic Arts, Inc.	1,041,049	0.3
9,222		Fox Corp. - Class A	314,009	0.1
4,410		Fox Corp. - Class B	138,077	0.1
7,742	(1)	Frontier Communications Parent, Inc.	176,285	0.1
2,429	(1)	IAC, Inc.	125,337	0.0
12,267		Interpublic Group of Cos., Inc.	456,823	0.2
544	(1)	Liberty Broadband Corp. - Series A	44,673	0.0
3,769	(1)	Liberty Broadband Corp. - Series C	307,927	0.1
656	(1)	Liberty Media Corp.- Liberty Formula One A Tracking Stock	44,280	0.0
6,344	(1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	474,722	0.2
2,372	(1)	Liberty Media Corp.- Liberty SiriusXM A Tracking Stock	66,630	0.0
4,892	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	136,927	0.1
4,930	(1)	Live Nation Entertainment, Inc.	345,100	0.1
32,477		Lumen Technologies, Inc.	86,064	0.0
589		Madison Square Garden Sports Corp.	114,767	0.0
8,811	(1)	Match Group, Inc.	338,254	0.1
5,134		New York Times Co.	199,610	0.1
12,008		News Corp - Class A	207,378	0.1
3,741		News Corp - Class B	65,206	0.0
1,146		Nexstar Media Group, Inc.	197,868	0.1
6,338		Omnicom Group	597,927	0.2
287		Paramount Global - Class A	7,416	0.0
18,233		Paramount Global - Class B	406,778	0.1
18,779	(1)	Pinterest, Inc.	512,103	0.2
2,829	(1)	Playtika Holding Corp.	31,855	0.0
14,145	(1)	ROBLOX Corp.	636,242	0.2
3,849	(1)	Roku, Inc.	253,341	0.1
22,184		Sirius XM Holdings, Inc.	88,071	0.0
4,426	(1)	Spotify Technology SA	591,402	0.2
5,225	(1)	Take-Two Interactive Software, Inc.	623,343	0.2
13,875	(1)	Trade Desk, Inc./The	845,126	0.3
3,206	(1)	TripAdvisor, Inc.	63,671	0.0
74,595	(1)	Warner Bros Discovery, Inc.	1,126,385	0.4
1,361		World Wrestling Entertainment, Inc.	124,205	0.0
8,689	(1)	ZoomInfo Technologies, Inc.	214,705	0.1
			11,309,408	3.7

		Consumer Discretionary: 11.7%
6,527		ADT, Inc.	47,190	0.0
1,872		Advance Auto Parts, Inc.	227,654	0.1
8,549	(1)	Aptiv PLC	959,112	0.3
7,434		Aramark	266,137	0.1
1,066	(1)	Autonation, Inc.	143,228	0.0
593	(1)	Autozone, Inc.	1,457,683	0.5
7,233		Bath & Body Works, Inc.	264,583	0.1
6,251		Best Buy Co., Inc.	489,266	0.2
7,378		BorgWarner, Inc.	362,334	0.1
2,413		Boyd Gaming Corp.	154,722	0.1
1,818	(1)	Bright Horizons Family Solutions, Inc.	139,968	0.0
2,284		Brunswick Corp.	187,288	0.1
2,053	(1)	Burlington Stores, Inc.	414,911	0.1
6,486	(1)	Caesars Entertainment, Inc.	316,582	0.1
3,874	(1)	Capri Holdings Ltd.	182,078	0.1
4,991	(1)	Carmax, Inc.	320,822	0.1
30,841	(1)	Carnival Corp.	313,036	0.1
1,179		Carter's, Inc.	84,794	0.0
3,258	(1)	Carvana Co.	31,896	0.0
869	(1)	Chipotle Mexican Grill, Inc.	1,484,504	0.5
1,017		Choice Hotels International, Inc.	119,182	0.0
1,128		Churchill Downs, Inc.	289,952	0.1
1,138		Columbia Sportswear Co.	102,693	0.0
9,977		D.R. Horton, Inc.	974,653	0.3
3,870		Darden Restaurants, Inc.	600,469	0.2
832	(1)	Deckers Outdoor Corp.	374,026	0.1
1,681		Dick's Sporting Goods, Inc.	238,517	0.1
1,115		Domino's Pizza, Inc.	367,805	0.1
7,901	(1)	DoorDash, Inc.	502,188	0.2
11,187	(1)	DraftKings, Inc.	216,580	0.1
17,169		eBay, Inc.	761,789	0.2
3,953	(1)	Etsy, Inc.	440,088	0.1
4,663	(1)	Expedia Group, Inc.	452,451	0.1
1,725	(1)	Five Below, Inc.	355,298	0.1
3,263	(1)	Floor & Decor Holdings, Inc.	320,492	0.1
8,486	(1)	GameStop Corp.	195,348	0.1
6,075		Gap, Inc.	60,993	0.0
4,874		Garmin Ltd.	491,884	0.2
7,427		Gentex Corp.	208,179	0.1
4,390		Genuine Parts Co.	734,491	0.2
969	(1)	Grand Canyon Education, Inc.	110,369	0.0
4,809		H&R Block, Inc.	169,517	0.1
10,885		Hanesbrands, Inc.	57,255	0.0
4,252		Harley-Davidson, Inc.	161,448	0.1
4,153		Hasbro, Inc.	222,975	0.1
8,299		Hilton Worldwide Holdings, Inc.	1,169,080	0.4
1,496	(1)	Hyatt Hotels Corp.	167,238	0.1
3,475		Kohl's Corp.	81,802	0.0
10,458	(1)	Las Vegas Sands Corp.	600,812	0.2
1,860		Lear Corp.	259,451	0.1
4,206		Leggett & Platt, Inc.	134,087	0.0
7,929		Lennar Corp. - Class A	833,417	0.3
462		Lennar Corp. - Class B	41,261	0.0
5,482	(1)	Leslie's, Inc.	60,357	0.0
857		Lithia Motors, Inc.	196,193	0.1
7,903		LKQ Corp.	448,574	0.1

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

18,360	(1)	Lucid Group, Inc.	147,614	0.0
3,532	(1)	Lululemon Athletica, Inc.	1,286,319	0.4
8,519		Macy's, Inc.	148,997	0.1
1,182		Marriott Vacations Worldwide Corp.	159,405	0.1
11,112	(1)	Mattel, Inc.	204,572	0.1
10,010		MGM Resorts International	444,644	0.1
2,463	(1)	Mister Car Wash, Inc.	21,231	0.0
1,663	(1)	Mohawk Industries, Inc.	166,666	0.1
11,934		Newell Brands, Inc.	148,459	0.0
3,494		Nordstrom, Inc.	56,847	0.0
13,221	(1)	Norwegian Cruise Line Holdings Ltd.	177,822	0.1
92	(1)	NVR, Inc.	512,642	0.2
1,973	(1)	Ollie's Bargain Outlet Holdings, Inc.	114,316	0.0
1,961	(1)	O'Reilly Automotive, Inc.	1,664,850	0.5
9,742	(1)	Peloton Interactive, Inc.	110,474	0.0
4,883	(1)	Penn Entertainment, Inc.	144,830	0.0
815		Penske Auto Group, Inc.	115,575	0.0
2,513	(1)	Petco Health & Wellness Co., Inc.	22,617	0.0
2,638	(1)	Planet Fitness, Inc.	204,893	0.1
1,740		Polaris, Inc.	192,496	0.1
1,203		Pool Corp.	411,955	0.1
7,166		Pulte Group, Inc.	417,634	0.1
1,993		PVH Corp.	177,696	0.1
8,149	(1)	QuantumScape Corp.	66,659	0.0
1,281		Ralph Lauren Corp.	149,454	0.1
575	(1)	RH	140,041	0.0
16,429	(1)	Rivian Automotive, Inc.	254,321	0.1
10,781		Ross Stores, Inc.	1,144,188	0.4
6,964	(1)	Royal Caribbean Cruises Ltd.	454,749	0.1
4,728		Service Corp. International	325,192	0.1
2,321	(1)	Six Flags Entertainment Corp.	61,994	0.0
4,229	(1)	Skechers USA, Inc.	200,962	0.1
7,466		Tapestry, Inc.	321,859	0.1
5,257		Tempur Sealy International, Inc.	207,599	0.1
1,632		Thor Industries, Inc.	129,972	0.0
3,485		Toll Brothers, Inc.	209,205	0.1
1,008	(1)	TopBuild Corp.	209,805	0.1
3,492		Tractor Supply Co.	820,760	0.3
2,521		Travel + Leisure Co.	98,823	0.0
1,594	(1)	Ulta Beauty, Inc.	869,798	0.3
5,885	(1)	Under Armour, Inc. - Class A	55,849	0.0
5,937	(1)	Under Armour, Inc. - Class C	50,643	0.0
1,272		Vail Resorts, Inc.	297,241	0.1
11,052		VF Corp.	253,201	0.1
2,564	(1)	Victoria's Secret & Co.	87,561	0.0
2,493	(1)	Wayfair, Inc.	85,610	0.0
5,391		Wendy's Company	117,416	0.0
1,686		Whirlpool Corp.	222,586	0.1
2,095		Williams-Sonoma, Inc.	254,878	0.1
2,744		Wyndham Hotels & Resorts, Inc.	186,180	0.1
3,295	(1)	Wynn Resorts Ltd.	368,743	0.1
2,726	(1)	YETI Holdings, Inc.	109,040	0.0
8,917		Yum! Brands, Inc.	1,177,757	0.4
			36,353,342	11.7

		Consumer Staples: 4.0%
7,366		Albertsons Cos, Inc.	153,066	0.1
4,236	(1)	BJ's Wholesale Club Holdings, Inc.	322,233	0.1
298	(1)	Boston Beer Co., Inc.	97,953	0.0
1,438		Brown-Forman Corp. - Class A	93,743	0.0
5,803		Brown-Forman Corp. - Class B	372,959	0.1
4,373		Bunge Ltd.	417,709	0.1
6,128		Campbell Soup Co.	336,917	0.1
1,172		Casey's General Stores, Inc.	253,691	0.1
7,677		Church & Dwight Co., Inc.	678,724	0.2
3,896		Clorox Co.	616,503	0.2
14,883		Conagra Brands, Inc.	559,006	0.2
11,108	(1)	Coty, Inc - Class A	133,962	0.0
5,058	(1)	Darling Ingredients, Inc.	295,387	0.1
6,602	(1)	Dollar Tree, Inc.	947,717	0.3
5,925		Flowers Foods, Inc.	162,404	0.1
1,437	(1)	Freshpet, Inc.	95,115	0.0
2,788	(1)	Grocery Outlet Holding Corp.	78,789	0.0
4,615		Hershey Co.	1,174,102	0.4
9,064		Hormel Foods Corp.	361,472	0.1
2,072		Ingredion, Inc.	210,785	0.1
3,259		JM Smucker Co.	512,869	0.2
8,061		Kellogg Co.	539,765	0.2
20,735		Kroger Co.	1,023,687	0.3
4,557		Lamb Weston Holdings, Inc.	476,298	0.2
7,926		McCormick & Co., Inc.	659,522	0.2
5,534		Molson Coors Beverage Co.	285,997	0.1
3,882	(1)	Olaplex Holdings, Inc.	16,576	0.0
4,807	(1)	Performance Food Group Co.	290,054	0.1
1,454	(1)	Pilgrim's Pride Corp.	33,704	0.0
1,705	(1)	Post Holdings, Inc.	153,228	0.1
1,696		Reynolds Consumer Products, Inc.	46,640	0.0
8		Seaboard Corp.	30,160	0.0
1,260		Spectrum Brands Holdings, Inc.	83,437	0.0
8,797		Tyson Foods, Inc.	521,838	0.2
6,379	(1)	US Foods Holding Corp.	235,640	0.1
			12,271,652	4.0

		Energy: 4.6%
10,629		Antero Midstream Corp.	111,498	0.0
8,965	(1)	Antero Resources Corp.	207,002	0.1
10,128		APA Corp.	365,216	0.1
29,780		Baker Hughes Co.	859,451	0.3
7,871		Cheniere Energy, Inc.	1,240,470	0.4
3,828		Chesapeake Energy Corp.	291,081	0.1
24,813		Coterra Energy, Inc.	608,911	0.2
20,568		Devon Energy Corp.	1,040,947	0.3
5,661		Diamondback Energy, Inc.	765,197	0.2
3,063		DT Midstream, Inc.	151,220	0.0
956		Enviva, Inc.	27,609	0.0
11,651		EQT Corp.	371,783	0.1
28,411		Halliburton Co.	898,924	0.3
8,904		Hess Corp.	1,178,355	0.4
4,264		HF Sinclair Corp.	206,292	0.1
20,015		Marathon Oil Corp.	479,559	0.1
1,721		New Fortress Energy, Inc.	50,649	0.0
12,373		NOV, Inc.	229,024	0.1
14,056		Oneok, Inc.	893,118	0.3

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

7,759		Ovintiv, Inc.	279,945	0.1
2,776		PDC Energy, Inc.	178,164	0.1
14,740		Phillips 66	1,494,341	0.5
7,444		Range Resources Corp.	197,043	0.1
34,784	(1)	Southwestern Energy Co.	173,920	0.0
7,143		Targa Resources Corp.	521,082	0.2
181		Texas Pacific Land Corp.	307,885	0.1
760		Vitesse Energy, Inc.	14,463	0.0
38,518		Williams Cos., Inc.	1,150,148	0.4
			14,293,297	4.6

		Financials: 13.0%
1,182		Affiliated Managers Group, Inc.	168,340	0.1
6,916	(1)	Affirm Holdings, Inc.	77,943	0.0
19,294		Aflac, Inc.	1,244,849	0.4
18,035		AGNC Investment Corp.	181,793	0.1
8,359		Allstate Corp.	926,261	0.3
9,433		Ally Financial, Inc.	240,447	0.1
2,127		American Financial Group, Inc.	258,430	0.1
3,326		Ameriprise Financial, Inc.	1,019,419	0.3
14,776		Annaly Capital Management, Inc.	282,369	0.1
15,291		Apollo Global Management, Inc.	965,780	0.3
11,198	(1)	Arch Capital Group Ltd.	760,008	0.2
4,849		Ares Management Corp.	404,601	0.1
6,579		Arthur J. Gallagher & Co.	1,258,628	0.4
1,682		Assurant, Inc.	201,958	0.1
1,821		Assured Guaranty Ltd.	91,542	0.0
2,459		Axis Capital Holdings Ltd.	134,065	0.0
1,235		Bank of Hawaii Corp.	64,319	0.0
23,228		Bank of New York Mellon Corp.	1,055,480	0.3
3,534		Bank OZK	120,863	0.0
13,337		Blue Owl Capital, Inc.	147,774	0.1
917		BOK Financial Corp.	77,404	0.0
2,143	(1)	Brighthouse Financial, Inc.	94,528	0.0
7,474		Brown & Brown, Inc.	429,157	0.1
6,545		Carlyle Group, Inc./The	203,288	0.1
3,347		Cboe Global Markets, Inc.	449,301	0.1
4,847		Cincinnati Financial Corp.	543,252	0.2
15,438		Citizens Financial Group, Inc.	468,852	0.2
852		CNA Financial Corp.	33,254	0.0
5,048	(1)	Coinbase Global, Inc.	341,093	0.1
6,545		Columbia Banking System, Inc.	140,194	0.0
4,129		Comerica, Inc.	179,281	0.1
3,594		Commerce Bancshares, Inc.	209,710	0.1
2,504		Corebridge Financial, Inc.	40,114	0.0
209	(1)	Credit Acceptance Corp.	91,132	0.0
1,844		Cullen/Frost Bankers, Inc.	194,247	0.1
8,433		Discover Financial Services	833,518	0.3
4,471		East West Bancorp, Inc.	248,140	0.1
11,652		Equitable Holdings, Inc.	295,844	0.1
793		Erie Indemnity Co.	183,706	0.1
1,493	(1)	Euronet Worldwide, Inc.	167,067	0.1
1,152		Evercore, Inc.	132,918	0.0
1,230		Everest Re Group Ltd.	440,365	0.1
578		F&G Annuities & Life, Inc.	10,473	0.0
1,200		Factset Research Systems, Inc.	498,108	0.2
8,212		Fidelity National Financial, Inc.	286,845	0.1
21,543		Fifth Third Bancorp	573,906	0.2
3,189		First American Financial Corp.	177,500	0.1
347		First Citizens BancShares, Inc.	337,666	0.1
4,037		First Hawaiian, Inc.	83,283	0.0
16,729		First Horizon Corp.	297,442	0.1
5,858		First Republic Bank	81,953	0.0
2,270	(1)	FleetCor Technologies, Inc.	478,629	0.2
11,313		FNB Corp.	131,231	0.0
9,020		Franklin Resources, Inc.	242,999	0.1
8,256		Global Payments, Inc.	868,861	0.3
2,827		Globe Life, Inc.	311,027	0.1
1,119		Hanover Insurance Group, Inc.	143,791	0.0
10,039		Hartford Financial Services Group, Inc.	699,618	0.2
45,375		Huntington Bancshares, Inc.	508,200	0.2
2,935		Interactive Brokers Group, Inc.	242,314	0.1
11,804		Invesco Ltd.	193,586	0.1
2,294		Jack Henry & Associates, Inc.	345,752	0.1
4,299		Janus Henderson Group PLC	114,525	0.0
6,254		Jefferies Financial Group, Inc.	198,502	0.1
2,008		Kemper Corp.	109,757	0.0
29,377		Keycorp	367,800	0.1
18,085		KKR & Co., Inc.	949,824	0.3
2,617		Lazard Ltd.	86,649	0.0
5,364		Lincoln National Corp.	120,529	0.0
6,147		Loews Corp.	356,649	0.1
2,517		LPL Financial Holdings, Inc.	509,441	0.2
5,436		M&T Bank Corp.	649,983	0.2
418	(1)	Markel Corp.	533,957	0.2
1,174		MarketAxess Holdings, Inc.	459,374	0.2
9,336		MGIC Investment Corp.	125,289	0.0
786		Morningstar, Inc.	159,582	0.1
2,457		MSCI, Inc. - Class A	1,375,158	0.4
10,871		Nasdaq, Inc.	594,318	0.2
21,159		New York Community Bancorp., Inc.	191,277	0.1
6,499		Northern Trust Corp.	572,757	0.2
8,826		Old Republic International Corp.	220,385	0.1
3,628		OneMain Holdings, Inc.	134,526	0.0
3,629		PacWest Bancorp	35,310	0.0
2,369		Pinnacle Financial Partners, Inc.	130,674	0.0
2,225		Popular, Inc.	127,737	0.0
1,159		Primerica, Inc.	199,626	0.1
7,656		Principal Financial Group, Inc.	568,994	0.2
2,768		Prosperity Bancshares, Inc.	170,287	0.1
11,645		Prudential Financial, Inc.	963,507	0.3
6,155		Raymond James Financial, Inc.	574,077	0.2
29,553		Regions Financial Corp.	548,504	0.2
2,112		Reinsurance Group of America, Inc.	280,389	0.1
1,361		RenaissanceRe Holdings Ltd.	272,663	0.1

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

13,685		Rithm Capital Corp.	109,480	0.0
18,061	(1)	Robinhood Markets, Inc.	175,372	0.1
3,543	(1)	Rocket Cos, Inc.	32,100	0.0
2,600	(1)	Ryan Specialty Holdings, Inc.	104,624	0.0
3,251		SEI Investments Co.	187,095	0.1
1,595	(1)	Shift4 Payments, Inc.	120,901	0.0
7,569		SLM Corp.	93,780	0.0
25,467	(1)	SoFi Technologies, Inc.	154,585	0.1
9,233		Starwood Property Trust, Inc.	163,332	0.1
11,029		State Street Corp.	834,785	0.3
3,228		Stifel Financial Corp.	190,743	0.1
13,769		Synchrony Financial	400,403	0.1
4,551		Synovus Financial Corp.	140,307	0.0
6,957		T. Rowe Price Group, Inc.	785,445	0.3
1,564		TFS Financial Corp.	19,753	0.0
8,060	(1)	Toast, Inc.	143,065	0.0
3,404		Tradeweb Markets, Inc.	268,984	0.1
6,264		Unum Group	247,804	0.1
2,202	(1)	Upstart Holdings, Inc.	34,990	0.0
2,981		UWM Holdings Corp.	14,637	0.0
2,946		Virtu Financial, Inc.	55,679	0.0
3,077	(2)	Voya Financial, Inc.	219,882	0.1
5,463		Webster Financial Corp.	215,351	0.1
3,342		Western Alliance Bancorp.	118,775	0.0
11,768		Western Union Co.	131,213	0.0
1,376	(1)	WEX, Inc.	253,033	0.1
79		White Mountains Insurance Group Ltd.	108,822	0.0
3,404		Willis Towers Watson PLC	791,022	0.3
1,894		Wintrust Financial Corp.	138,167	0.0
6,508		WR Berkley Corp.	405,188	0.1
4,654		Zions Bancorp NA	139,294	0.0
			40,415,079	13.0

		Health Care: 10.8%
2,909	(1)	10X Genomics, Inc.	162,293	0.1
2,815	(1)	Acadia Healthcare Co., Inc.	203,384	0.1
9,354		Agilent Technologies, Inc.	1,294,032	0.4
5,976	(1)	agilon health, Inc.	141,930	0.0
2,481	(1)	Align Technology, Inc.	829,001	0.3
3,886	(1)	Alnylam Pharmaceuticals, Inc.	778,444	0.3
1,011	(1)	Amedisys, Inc.	74,359	0.0
5,155		AmerisourceBergen Corp.	825,367	0.3
19,280	(1)	Avantor, Inc.	407,579	0.1
2,159	(1)	Azenta, Inc.	96,335	0.0
4,533	(1)	Biogen, Inc.	1,260,310	0.4
5,834	(1)	BioMarin Pharmaceutical, Inc.	567,298	0.2
676	(1)	Bio-Rad Laboratories, Inc.	323,818	0.1
4,919		Bio-Techne Corp.	364,941	0.1
3,389		Bruker Corp.	267,189	0.1
8,147		Cardinal Health, Inc.	615,099	0.2
5,657	(1)	Catalent, Inc.	371,721	0.1
3,674	(1)	Certara, Inc.	88,580	0.0
1,594	(1)	Charles River Laboratories International, Inc.	321,701	0.1
462		Chemed Corp.	248,441	0.1
1,536		Cooper Cos., Inc.	573,481	0.2
1,758	(1)	DaVita, Inc.	142,591	0.1
1,103	(1)	Definitive Healthcare Corp.	11,394	0.0
6,774		Dentsply Sirona, Inc.	266,083	0.1
12,188	(1)	DexCom, Inc.	1,416,002	0.5
3,533	(1)	Doximity, Inc.	114,399	0.0
14,076	(1)	Elanco Animal Health, Inc.	132,314	0.0
3,096		Encompass Health Corp.	167,494	0.1
1,529	(1)	Enhabit, Inc.	21,268	0.0
1,600	(1)	Enovis Corp.	85,584	0.0
5,145	(1)	Envista Holdings Corp.	210,328	0.1
5,526	(1)	Exact Sciences Corp.	374,718	0.1
10,110	(1)	Exelixis, Inc.	196,235	0.1
2,440	(1)	Globus Medical, Inc.	138,202	0.0
3,081	(1)	Guardant Health, Inc.	72,219	0.0
4,274	(1)	Henry Schein, Inc.	348,502	0.1
7,689	(1)	Hologic, Inc.	620,502	0.2
6,999	(1)	Horizon Therapeutics Plc	763,871	0.3
638	(1)	ICU Medical, Inc.	105,244	0.0
2,599	(1)	Idexx Laboratories, Inc.	1,299,708	0.4
5,770	(1)	Incyte Corp., Ltd.	416,998	0.1
2,176	(1)	Insulet Corp.	694,057	0.2
2,289	(1)	Integra LifeSciences Holdings Corp.	131,411	0.0
4,465	(1)	Ionis Pharmaceuticals, Inc.	159,579	0.1
5,866	(1)	IQVIA Holdings, Inc.	1,166,689	0.4
1,946	(1)	Jazz Pharmaceuticals PLC	284,758	0.1
2,800		Laboratory Corp. of America Holdings	642,376	0.2
3,430	(1)	Maravai LifeSciences Holdings, Inc.	48,054	0.0
1,500	(1)	Masimo Corp.	276,810	0.1
695	(1)	Mettler Toledo International, Inc.	1,063,496	0.3
1,394	(1)	Mirati Therapeutics, Inc.	51,829	0.0
1,811	(1)	Molina Healthcare, Inc.	484,424	0.2
3,087	(1)	Natera, Inc.	171,390	0.1
3,028	(1)	Neurocrine Biosciences, Inc.	306,494	0.1
2,684	(1)	Novavax, Inc.	18,600	0.0
3,266	(1)	Novocure Ltd.	196,417	0.1
3,682	(1)	Oak Street Health, Inc.	142,420	0.0
8,033		Organon & Co.	188,936	0.1
1,127	(1)	Penumbra, Inc.	314,084	0.1
3,988		PerkinElmer, Inc.	531,441	0.2
4,245		Perrigo Co. PLC	152,268	0.1
3,721		Premier, Inc.	120,449	0.0
7,171	(1)	QIAGEN NV	329,364	0.1
3,498		Quest Diagnostics, Inc.	494,897	0.2
1,541	(1)	QuidelOrtho Corp.	137,288	0.0
1,748	(1)	Repligen Corp.	294,293	0.1
4,569		Resmed, Inc.	1,000,565	0.3
11,759		Royalty Pharma PLC	423,677	0.1
2,660	(1)	Sarepta Therapeutics, Inc.	366,628	0.1
4,298	(1)	Seagen, Inc.	870,216	0.3
3,087	(1)	Sotera Health Co.	55,288	0.0
3,155		STERIS Public Ltd. Co.	603,488	0.2
3,239	(1)	Syneos Health, Inc.	115,373	0.0
2,017	(1)	Tandem Diabetes Care, Inc.	81,910	0.0
5,076	(1)	Teladoc Health, Inc.	131,468	0.0
1,483		Teleflex, Inc.	375,659	0.1
3,360	(1)	Tenet Healthcare Corp.	199,651	0.1
2,111	(1)	Ultragenyx Pharmaceutical, Inc.	84,651	0.0
1,410	(1)	United Therapeutics Corp.	315,784	0.1

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,961		Universal Health Services, Inc.	249,243	0.1
4,406	(1)	Veeva Systems, Inc.	809,779	0.3
38,310		Viatris, Inc.	368,542	0.1
1,867	(1)	Waters Corp.	578,079	0.2
2,341		West Pharmaceutical Services, Inc.	811,086	0.3
6,634		Zimmer Biomet Holdings, Inc.	857,113	0.3
			33,418,983	10.8

		Industrials: 16.9%
1,013		Acuity Brands, Inc.	185,105	0.1
1,969		Advanced Drainage Systems, Inc.	165,809	0.1
4,163		AECOM	351,024	0.1
1,962		AGCO Corp.	265,262	0.1
3,284		Air Lease Corp.	129,291	0.0
3,955	(1)	Alaska Air Group, Inc.	165,952	0.1
2,770		Allegion Public Ltd.	295,642	0.1
2,912		Allison Transmission Holdings, Inc.	131,739	0.0
20,418	(1)	American Airlines Group, Inc.	301,165	0.1
7,286		Ametek, Inc.	1,058,874	0.3
3,955		AO Smith Corp.	273,488	0.1
1,432		Armstrong World Industries, Inc.	102,016	0.0
807	(1)	Avis Budget Group, Inc.	157,204	0.1
2,135	(1)	Axon Enterprise, Inc.	480,055	0.2
3,516	(1)	AZEK Co., Inc./The	82,767	0.0
4,150		Booz Allen Hamilton Holding Corp.	384,664	0.1
3,689		Broadridge Financial Solutions, Inc. ADR	540,697	0.2
4,597	(1)	Builders FirstSource, Inc.	408,122	0.1
2,886		BWX Technologies, Inc.	181,933	0.1
732	(1)	CACI International, Inc.	216,877	0.1
1,626		Carlisle Cos., Inc.	367,590	0.1
26,429		Carrier Global Corp.	1,209,127	0.4
3,669		CH Robinson Worldwide, Inc.	364,589	0.1
8,001	(1)	ChargePoint Holdings, Inc.	83,770	0.0
2,737		Cintas Corp.	1,266,355	0.4
14,922	(1)	Clarivate PLC	140,118	0.0
1,611	(1)	Clean Harbors, Inc.	229,664	0.1
1,344		Concentrix Corp.	163,363	0.1
896	(1)	Copa Holdings S.A.- Class A	82,746	0.0
13,478	(1)	Copart, Inc.	1,013,680	0.3
2,293	(1)	Core & Main, Inc.	52,968	0.0
12,753	(1)	CoStar Group, Inc.	878,044	0.3
1,487		Crane Holdings Co.	168,775	0.1
4,457		Cummins, Inc.	1,064,688	0.3
1,210		Curtiss-Wright Corp.	213,275	0.1
20,240	(1)	Delta Air Lines, Inc.	706,781	0.2
3,840		Donaldson Co., Inc.	250,906	0.1
4,429		Dover Corp.	672,942	0.2
1,942	(1)	Driven Brands Holdings, Inc.	58,862	0.0
7,947		Dun & Bradstreet Holdings, Inc.	93,298	0.0
3,843		Equifax, Inc.	779,514	0.3
1,792		Esab Corp.	105,853	0.0
5,015		Expeditors International Washington, Inc.	552,252	0.2
18,202		Fastenal Co.	981,816	0.3
4,116		Flowserve Corp.	139,944	0.0
11,196		Fortive Corp.	763,231	0.2
4,040		Fortune Brands Innovations, Inc.	237,269	0.1
1,065	(1)	FTI Consulting, Inc.	210,178	0.1
3,370	(1)	Gates Industrial Corp. PLC	46,809	0.0
1,969	(1)	Generac Holdings, Inc.	212,672	0.1
5,641		Genpact Ltd.	260,727	0.1
5,306		Graco, Inc.	387,391	0.1
3,339	(1)	GXO Logistics, Inc.	168,486	0.1
2,103	(1)	Hayward Holdings, Inc.	24,647	0.0
2,496		Heico Corp. - Class A - HEI.A	339,206	0.1
1,421		Heico Corp. - HEI	243,048	0.1
5,762	(1)	Hertz Global Holdings, Inc.	93,863	0.0
2,649		Hexcel Corp.	180,794	0.1
11,733		Howmet Aerospace, Inc.	497,127	0.2
1,693		Hubbell, Inc.	411,924	0.1
1,244		Huntington Ingalls Industries, Inc.	257,533	0.1
2,402		IDEX Corp.	554,934	0.2
12,844		Ingersoll Rand, Inc.	747,264	0.2
2,639		ITT, Inc.	227,746	0.1
3,981		Jacobs Solutions, Inc.	467,807	0.2
2,606		JB Hunt Transport Services, Inc.	457,249	0.1
10,139	(1)	JetBlue Airways Corp.	73,812	0.0
4,308		KBR, Inc.	237,155	0.1
1,887	(1)	Kirby Corp.	131,524	0.0
4,932		Knight-Swift Transportation Holdings, Inc.	279,053	0.1
1,127		Landstar System, Inc.	202,026	0.1
4,306		Leidos Holdings, Inc.	396,410	0.1
1,010		Lennox International, Inc.	253,793	0.1
1,771		Lincoln Electric Holdings, Inc.	299,476	0.1
10,305	(1)	Lyft, Inc.	95,527	0.0
1,588		Manpowergroup, Inc.	131,058	0.0
7,122		Masco Corp.	354,106	0.1
1,927	(1)	Mastec, Inc.	181,986	0.1
4,032	(1)	Masterbrand, Inc.	32,417	0.0
6,385		MDU Resources Group, Inc.	194,615	0.1
1,555	(1)	Mercury Systems, Inc.	79,492	0.0
1,690	(1)	Middleby Corp.	247,771	0.1
1,167		MSA Safety, Inc.	155,795	0.1
1,460		MSC Industrial Direct Co.	122,640	0.0
1,808		Nordson Corp.	401,846	0.1
5,222		nVent Electric PLC	224,233	0.1
3,141		Old Dominion Freight Line	1,070,578	0.3
2,076		Oshkosh Corp.	172,682	0.1
13,184		Otis Worldwide Corp.	1,112,730	0.4
2,949		Owens Corning, Inc.	282,514	0.1
16,183		Paccar, Inc.	1,184,596	0.4
4,047		Parker Hannifin Corp.	1,360,237	0.4
10,200		Paychex, Inc.	1,168,818	0.4
5,201		Pentair PLC	287,459	0.1
16,419	(1)	Plug Power, Inc.	192,431	0.1
4,499		Quanta Services, Inc.	749,713	0.2
2,058		Regal Rexnord Corp.	289,622	0.1
6,521		Republic Services, Inc.	881,770	0.3
2,195		Ritchie Bros Auctioneers, Inc.	123,557	0.0
3,341		Robert Half International, Inc.	269,184	0.1
3,632		Rockwell Automation, Inc.	1,065,810	0.3
7,324		Rollins, Inc.	274,870	0.1

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

3,590	(1)	RXO, Inc.	70,508	0.0
1,536		Ryder System, Inc.	137,073	0.0
1,687		Schneider National, Inc.	45,127	0.0
1,738		Science Applications International Corp.	186,765	0.1
4,780		Sensata Technologies Holding PLC	239,096	0.1
1,406	(1)	SiteOne Landscape Supply, Inc.	192,439	0.1
1,662		Snap-On, Inc.	410,331	0.1
18,725		Southwest Airlines Co.	609,312	0.2
3,299		Spirit Aerosystems Holdings, Inc.	113,914	0.0
6,975		SS&C Technologies Holdings, Inc.	393,878	0.1
4,668		Stanley Black & Decker, Inc.	376,147	0.1
2,897	(1)	Stericycle, Inc.	126,338	0.0
6,584	(1)	Sunrun, Inc.	132,668	0.0
1,662		Tetra Tech, Inc.	244,164	0.1
6,593		Textron, Inc.	465,664	0.2
1,933		Timken Co.	157,965	0.1
3,299		Toro Co.	366,717	0.1
7,266		Trane Technologies PLC	1,336,799	0.4
1,624		TransDigm Group, Inc.	1,196,969	0.4
6,084		TransUnion	378,060	0.1
3,482	(1)	Trex Co., Inc.	169,469	0.1
290		U-Haul Holding Co.	17,298	0.0
2,560		U-Haul Holding Co. - Non-Voting	132,736	0.0
10,312	(1)	United Airlines Holdings, Inc.	456,306	0.1
2,208		United Rentals, Inc.	873,838	0.3
5,082	(1)	Univar Solutions, Inc.	178,022	0.1
664		Valmont Industries, Inc.	212,002	0.1
4,912		Verisk Analytics, Inc.	942,416	0.3
9,596		Vertiv Holdings Co.	137,319	0.0
1,041		Watsco, Inc.	331,205	0.1
1,408		Wesco International, Inc.	217,592	0.1
5,723		Westinghouse Air Brake Technologies Corp.	578,366	0.2
6,429	(1)	WillScot Mobile Mini Holdings Corp.	301,392	0.1
1,832		Woodward, Inc.	178,382	0.1
1,425		WW Grainger, Inc.	981,554	0.3
3,236	(1)	XPO, Inc.	103,228	0.0
5,663		Xylem, Inc.	592,916	0.2
			52,473,792	16.9

		Information Technology: 14.8%
4,897	(1)	Akamai Technologies, Inc.	383,435	0.1
2,095	(1)	Allegro MicroSystems, Inc.	100,539	0.0
1,898	(1)	Alteryx, Inc.	111,678	0.0
3,756		Amdocs Ltd.	360,689	0.1
18,520		Amphenol Corp.	1,513,454	0.5
2,750	(1)	ANSYS, Inc.	915,200	0.3
6,918	(1)	AppLovin Corp.	108,958	0.0
7,781	(1)	Arista Networks, Inc.	1,306,119	0.4
1,835	(1)	Arrow Electronics, Inc.	229,136	0.1
852	(1)	Aspen Technology, Inc.	194,997	0.1
2,875		Avnet, Inc.	129,950	0.0
5,330		Bentley Systems, Inc.	229,137	0.1
3,126	(1)	Bill.com Holdings, Inc.	253,644	0.1
4,886	(1)	Black Knight, Inc.	281,238	0.1
8,627	(1)	Cadence Design Systems, Inc.	1,812,446	0.6
5,337	(1)	CCC Intelligent Solutions Holdings, Inc.	47,873	0.0
4,275		CDW Corp.	833,155	0.3
4,326	(1)	Ceridian HCM Holding, Inc.	316,750	0.1
4,658	(1)	Ciena Corp.	244,638	0.1
1,732	(1)	Cirrus Logic, Inc.	189,446	0.1
8,941	(1)	Cloudflare, Inc.	551,302	0.2
5,493		Cognex Corp.	272,178	0.1
3,751	(1)	Coherent Corp.	142,838	0.0
3,926	(1)	Confluent, Inc.	94,499	0.0
23,264		Corning, Inc.	820,754	0.3
6,811	(1)	Crowdstrike Holdings, Inc.	934,878	0.3
8,395	(1)	Datadog, Inc.	609,981	0.2
7,469		Dell Technologies, Inc.	300,328	0.1
6,246	(1)	DocuSign, Inc.	364,142	0.1
1,871		Dolby Laboratories, Inc.	159,821	0.1
2,714	(1)	DoubleVerify Holdings, Inc.	81,827	0.0
8,480	(1)	Dropbox, Inc.	183,338	0.1
7,272	(1)	DXC Technology Co.	185,872	0.1
6,841	(1)	Dynatrace, Inc.	289,374	0.1
2,446	(1)	Elastic NV	141,623	0.0
4,138	(1)	Enphase Energy, Inc.	870,139	0.3
4,692		Entegris, Inc.	384,791	0.1
1,735	(1)	EPAM Systems, Inc.	518,765	0.2
1,882	(1)	F5, Inc.	274,189	0.1
768	(1)	Fair Isaac Corp.	539,666	0.2
3,358	(1)	First Solar, Inc.	730,365	0.2
2,213	(1)	Five9, Inc.	159,978	0.1
20,405	(1)	Fortinet, Inc.	1,356,116	0.4
2,427	(1)	Gartner, Inc.	790,644	0.3
17,352		Gen Digital, Inc.	297,760	0.1
2,004	(1)	GLOBALFOUNDRIES, Inc.	144,649	0.0
1,287	(1)	Globant SA	211,081	0.1
4,947	(1)	GoDaddy, Inc.	384,481	0.1
2,591	(1)	Guidewire Software, Inc.	212,592	0.1
40,642		Hewlett Packard Enterprise Co.	647,427	0.2
31,072		HP, Inc.	911,963	0.3
1,464	(1)	HubSpot, Inc.	627,690	0.2
1,155	(1)	Informatica, Inc.	18,942	0.0
1,031	(1)	IPG Photonics Corp.	127,133	0.0
4,113		Jabil, Inc.	362,602	0.1
2,066	(1)	Jamf Holding Corp.	40,122	0.0
10,103		Juniper Networks, Inc.	347,745	0.1
5,667	(1)	Keysight Technologies, Inc.	915,107	0.3
6,460	(1)	Kyndryl Holdings, Inc.	95,350	0.0
4,290	(1)	Lattice Semiconductor Corp.	409,695	0.1
764		Littelfuse, Inc.	204,821	0.1
2,153	(1)	Lumentum Holdings, Inc.	116,284	0.0
1,961	(1)	Manhattan Associates, Inc.	303,661	0.1
16,832		Microchip Technology, Inc.	1,410,185	0.5
1,811		MKS Instruments, Inc.	160,491	0.1
2,097	(1)	MongoDB, Inc.	488,853	0.2
1,449		Monolithic Power Systems, Inc.	725,282	0.2
5,207		Motorola Solutions, Inc.	1,489,879	0.5
4,134		National Instruments Corp.	216,663	0.1
2,175	(1)	nCino, Inc.	53,896	0.0
4,059	(1)	NCR Corp.	95,752	0.0
6,870		NetApp, Inc.	438,650	0.1
1,684	(1)	New Relic, Inc.	126,788	0.0
7,260	(1)	Nutanix, Inc.	188,687	0.1
4,782	(1)	Okta, Inc.	412,400	0.1

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

13,719	(1)	ON Semiconductor Corp.	1,129,348	0.4
58,164	(1)	Palantir Technologies, Inc.	491,486	0.2
1,619	(1)	Paycom Software, Inc.	492,192	0.2
1,900	(1)	Paycor HCM, Inc.	50,388	0.0
1,270	(1)	Paylocity Holding Corp.	252,451	0.1
1,307		Pegasystems, Inc.	63,363	0.0
2,248	(1)	Procore Technologies, Inc.	140,792	0.0
3,366	(1)	PTC, Inc.	431,622	0.1
9,016	(1)	Pure Storage, Inc. - Class A	229,998	0.1
3,149	(1)	Qorvo, Inc.	319,844	0.1
2,693	(1)	RingCentral, Inc.	82,594	0.0
6,036	(1)	SentinelOne, Inc.	98,749	0.0
5,023		Skyworks Solutions, Inc.	592,614	0.2
4,019	(1)	Smartsheet, Inc.	192,108	0.1
5,144	(1)	Splunk, Inc.	493,207	0.2
4,821	(1)	Synopsys, Inc.	1,862,111	0.6
1,476		TD SYNNEX Corp.	142,862	0.0
1,464	(1)	Teledyne Technologies, Inc.	654,935	0.2
3,235	(1)	Teradata Corp.	130,306	0.0
4,951		Teradyne, Inc.	532,282	0.2
2,659	(1)	Thoughtworks Holding, Inc.	19,570	0.0
7,783	(1)	Trimble, Inc.	407,985	0.1
5,507	(1)	Twilio, Inc.	366,931	0.1
1,301	(1)	Tyler Technologies, Inc.	461,387	0.1
129		Ubiquiti, Inc.	35,048	0.0
11,916	(1)	UiPath, Inc.	209,245	0.1
7,463	(1)	Unity Software, Inc.	242,100	0.1
1,373		Universal Display Corp.	212,993	0.1
2,934	(1)	VeriSign, Inc.	620,042	0.2
2,296	(1)	Viasat, Inc.	77,697	0.0
4,990		Vontier Corp.	136,427	0.0
10,049	(1)	Western Digital Corp.	378,546	0.1
1,743	(1)	Wix.com Ltd.	173,951	0.1
3,893	(1)	Wolfspeed, Inc.	252,850	0.1
1,631	(1)	Zebra Technologies Corp.	518,658	0.2
7,768	(1)	Zoom Video Communications, Inc.	573,589	0.2
2,668	(1)	Zscaler, Inc.	311,702	0.1
			45,888,494	14.8

		Materials: 6.2%
3,701		Albemarle Corp.	818,069	0.3
5,589		Alcoa Corp.	237,868	0.1
46,888		Amcor PLC	533,585	0.2
2,070		Aptargroup, Inc.	244,653	0.1
4,657		Ardagh Metal Packaging SA	19,001	0.0
1,601		Ashland, Inc.	164,439	0.1
2,574		Avery Dennison Corp.	460,566	0.2
6,980	(1)	Axalta Coating Systems Ltd.	211,424	0.1
9,750		Ball Corp.	537,322	0.2
3,841		Berry Global Group, Inc.	226,235	0.1
3,424		Celanese Corp. - Series A	372,839	0.1
6,190		CF Industries Holdings, Inc.	448,713	0.1
4,655		Chemours Co.	139,371	0.0
16,154	(1)	Cleveland-Cliffs, Inc.	296,103	0.1
22,623		Corteva, Inc.	1,364,393	0.4
3,639		Crown Holdings, Inc.	300,982	0.1
14,504		DuPont de Nemours, Inc.	1,040,952	0.3
1,130		Eagle Materials, Inc.	165,827	0.1
3,781		Eastman Chemical Co.	318,890	0.1
7,127		Element Solutions, Inc.	137,622	0.0
3,982		FMC Corp.	486,322	0.2
27,273	(1)	Ginkgo Bioworks Holdings, Inc.	36,273	0.0
9,668		Graphic Packaging Holding Co.	246,437	0.1
5,763		Huntsman Corp.	157,676	0.1
8,059		International Flavors & Fragrances, Inc.	741,106	0.2
11,229		International Paper Co.	404,918	0.1
2,247		Louisiana-Pacific Corp.	121,810	0.0
8,126		LyondellBasell Industries NV - Class A	762,950	0.2
1,966		Martin Marietta Materials, Inc.	698,048	0.2
10,752		Mosaic Co.	493,302	0.2
2,868	(1)	MP Materials Corp.	80,849	0.0
182		NewMarket Corp.	66,426	0.0
8,108		Nucor Corp.	1,252,443	0.4
3,854		Olin Corp.	213,897	0.1
2,885		Packaging Corp. of America	400,525	0.1
7,451		PPG Industries, Inc.	995,305	0.3
1,846		Reliance Steel & Aluminum Co.	473,942	0.2
2,072		Royal Gold, Inc.	268,759	0.1
4,035		RPM International, Inc.	352,013	0.1
1,276		Scotts Miracle-Gro Co.	88,988	0.0
4,608		Sealed Air Corp.	211,553	0.1
2,658		Silgan Holdings, Inc.	142,655	0.0
3,076		Sonoco Products Co.	187,636	0.1
6,512		SSR Mining, Inc.	98,461	0.0
5,263		Steel Dynamics, Inc.	595,035	0.2
7,098		United States Steel Corp.	185,258	0.1
5,429		Valvoline, Inc.	189,689	0.1
4,186		Vulcan Materials Co.	718,150	0.2
1,043		Westlake Corp.	120,967	0.0
8,012		WestRock Co.	244,126	0.1
			19,074,373	6.2

		Real Estate: 7.2%
5,432		Alexandria Real Estate Equities, Inc.	682,205	0.2
9,730		American Homes 4 Rent	306,008	0.1
8,497		Americold Realty Trust, Inc.	241,740	0.1
4,732		Apartment Income REIT Corp.	169,453	0.1
4,416		AvalonBay Communities, Inc.	742,153	0.3
4,955		Boston Properties, Inc.	268,165	0.1
9,429		Brixmor Property Group, Inc.	202,912	0.1
3,277		Camden Property Trust	343,561	0.1
9,967	(1)	CBRE Group, Inc.	725,697	0.2
4,774		Cousins Properties, Inc.	102,068	0.0
7,066		CubeSmart	326,590	0.1
5,343		Douglas Emmett, Inc.	65,879	0.0
1,300		EastGroup Properties, Inc.	214,916	0.1
2,340		EPR Properties	89,154	0.0
5,615		Equity Lifestyle Properties, Inc.	376,935	0.1
11,709		Equity Residential	702,540	0.2
2,032		Essex Property Trust, Inc.	424,972	0.1
4,189		Extra Space Storage, Inc.	682,514	0.2
2,537		Federal Realty Investment Trust	250,732	0.1

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

4,164		First Industrial Realty Trust, Inc.	221,525	0.1
7,719		Gaming and Leisure Properties, Inc.	401,851	0.1
11,986		Healthcare Realty Trust, Inc.	231,689	0.1
17,277		Healthpeak Properties, Inc.	379,576	0.1
3,284		Highwoods Properties, Inc.	76,156	0.0
22,380		Host Hotels & Resorts, Inc.	369,046	0.1
1,158	(1)	Howard Hughes Corp.	92,640	0.0
4,297		Hudson Pacific Properties, Inc.	28,575	0.0
19,295		Invitation Homes, Inc.	602,583	0.2
9,126		Iron Mountain, Inc.	482,857	0.2
3,337		JBG SMITH Properties	50,255	0.0
1,509	(1)	Jones Lang LaSalle, Inc.	219,544	0.1
3,674		Kilroy Realty Corp.	119,038	0.0
19,094		Kimco Realty Corp.	372,906	0.1
2,733		Lamar Advertising Co.	272,999	0.1
2,659		Life Storage, Inc.	348,568	0.1
18,774		Medical Properties Trust, Inc.	154,322	0.1
3,630		Mid-America Apartment Communities, Inc.	548,275	0.2
5,721		National Retail Properties, Inc.	252,582	0.1
2,684		National Storage Affiliates Trust	112,138	0.0
7,429		Omega Healthcare Investors, Inc.	203,629	0.1
14,597	(1)	Opendoor Technologies, Inc.	25,691	0.0
7,046		Park Hotels & Resorts, Inc.	87,089	0.0
4,606		Rayonier, Inc.	153,196	0.1
19,846		Realty Income Corp.	1,256,649	0.4
5,417		Regency Centers Corp.	331,412	0.1
6,181		Rexford Industrial Realty, Inc.	368,697	0.1
3,372		SBA Communications Corp.	880,328	0.3
10,315		Simon Property Group, Inc.	1,154,971	0.4
1,999		SL Green Realty Corp.	47,016	0.0
4,399		Spirit Realty Capital, Inc.	175,256	0.1
3,846		Sun Communities, Inc.	541,824	0.2
10,364		UDR, Inc.	425,546	0.1
12,623		Ventas, Inc.	547,207	0.2
31,702		VICI Properties, Inc.	1,034,119	0.3
5,577		Vornado Realty Trust	85,718	0.0
14,959		Welltower, Inc.	1,072,411	0.4
6,888	(1)	WeWork, Inc.	5,354	0.0
23,268		Weyerhaeuser Co.	701,065	0.2
6,600		WP Carey, Inc.	511,170	0.2
1,781	(1)	Zillow Group, Inc. - Class A	77,830	0.0
4,990	(1)	Zillow Group, Inc. - Class C	221,905	0.1
			22,163,402	7.2

		Utilities: 5.6%
21,093		AES Corp.	507,919	0.2
7,925		Alliant Energy Corp.	423,195	0.1
8,138		Ameren Corp.	703,042	0.2
6,101		American Water Works Co., Inc.	893,735	0.3
4,493		Atmos Energy Corp.	504,833	0.2
2,240		Avangrid, Inc.	89,331	0.0
4,036		Brookfield Renewable Corp.	141,058	0.0
19,923		Centerpoint Energy, Inc.	586,932	0.2
9,154		CMS Energy Corp.	561,873	0.2
11,222		Consolidated Edison, Inc.	1,073,609	0.3
10,326		Constellation Energy Corp.	810,591	0.3
6,100		DTE Energy Co.	668,194	0.2
11,889		Edison International	839,244	0.3
6,419		Entergy Corp.	691,583	0.2
7,315		Essential Utilities, Inc.	319,300	0.1
7,028		Evergy, Inc.	429,551	0.1
10,897		Eversource Energy	852,799	0.3
17,171		FirstEnergy Corp.	687,870	0.2
3,439		Hawaiian Electric Industries	132,058	0.0
1,591		Idacorp, Inc.	172,353	0.1
2,771		National Fuel Gas Co.	159,998	0.0
12,837		NiSource, Inc.	358,923	0.1
6,709		NRG Energy, Inc.	230,052	0.1
6,312		OGE Energy Corp.	237,710	0.1
52,061	(1)	PG&E Corp.	841,826	0.3
3,569		Pinnacle West Capital Corp.	282,808	0.1
23,303		PPL Corp.	647,590	0.2
15,746		Public Service Enterprise Group, Inc.	983,338	0.3
6,618		UGI Corp.	230,042	0.1
12,420		Vistra Corp.	298,080	0.1
9,979		WEC Energy Group, Inc.	945,909	0.3
17,246		Xcel Energy, Inc.	1,163,070	0.4
			17,468,416	5.6

	Total Common Stock
	(Cost $315,583,735)		305,130,238	98.5

EXCHANGE-TRADED FUNDS: 1.0%
42,672		iShares Russell Midcap Index Fund	2,983,626	1.0

	Total Exchange-Traded Funds
	(Cost $2,942,135)		2,983,626	1.0

	Total Investments in Securities (Cost $318,525,870)		$308,113,864	99.5
	Assets in Excess of Other Liabilities		1,685,507	0.5
	Net Assets		$309,799,371	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Investment in affiliate

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$305,130,238	$–	$–	$305,130,238
Exchange-Traded Funds	2,983,626	–	–	2,983,626
Total Investments, at fair value	$308,113,864	$–	$–	$308,113,864
Other Financial Instruments+
Futures	8,855	–	–	8,855
Total Assets	$308,122,719	$–	$–	$308,122,719

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation /(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$-	$220,226	$(5,288)	$4,944	$219,882	$608	$734	$-
	$-	$220,226	$(5,288)	$4,944	$219,882	$608	$734	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	5	06/16/23	$1,264,850	$8,855
			$1,264,850	$8,855

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $318,525,870.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$9,666,436
Gross Unrealized Depreciation	(20,069,587)
Net Unrealized Depreciation	$(10,403,151)